Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Copa Di Vino Corporation [Member]
Schedule of inventories	Inventories consist of the following at September 30, 2020 and December 31, 2019:
	2020	2019

Raw materials	$247,095	$184,950
Finished goods	326,995	314,791

Total inventories	$574,090	$499,741
Inventories consist of the following at December 31, 2019 and 2018:
	2019	2018

Raw materials	$184,950	$319,906
Finished goods	314,791	420,914

Total inventories	$499,741	$740,820